PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5:-	PROPERTY AND EQUIPMENT

	December 31,
	2011	2012

Cost:

Computers and peripheral equipment	$1,857	$1,456
Office furniture and equipment	1,031	1,041
Leasehold improvements	146	92

	3,034	2,589
Accumulated depreciation:

Computers and peripheral equipment	1,653	1,316
Office furniture and equipment	783	820
Leasehold improvement	113	76

	2,549	2,212

Depreciated cost	$485	$377

Depreciation expenses amounted to $ 215, $ 207 and $ 229 for the years ended December 31, 2010, 2011 and 2012, respectively.

During 2011 and 2012, the Company recorded a reduction of $ 0 and $ 578, respectively, to the cost and accumulated depreciation of fully depreciated equipment no longer in use.

As to charges, see Note  10b.